Geographic Information and Major Customers (Details) - Schedule of major customers	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Major Customers by percentage from total revenues
Major customer, percentage	15.00%	15.40%	13.70%
Customer B [Member]
Major Customers by percentage from total revenues
Major customer, percentage	11.80%	10.30%
Customer C [Member]
Major Customers by percentage from total revenues
Major customer, percentage	10.50%
Customer D [Member]
Major Customers by percentage from total revenues
Major customer, percentage	8.40%		11.70%